Commitments and Contingencies (Details Textual) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2014	Apr. 02, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Oct. 02, 2014
Employment and consulting agreement
Granted options to acquire common stock								2,000,000
Rent expense			$ 33,169	$ 13,717	$ 96,526	$ 19,290	$ 37,614
Leases of office per month							4,572
Colorado Lease [Member]
Employment and consulting agreement
Leases of office per month					4,572
Wyoming Lease [Member]
Employment and consulting agreement
Leases of office per month					5,838
Chief Executive Officer [Member]
Employment and consulting agreement
Compensation of base salary per year					204,000		204,000
Auto allowance					$ 600		$ 600
Deferred Compensation Arrangement with Individual, Maximum Contractual Term							3 years
Consultant [Member]
Employment and consulting agreement
Compensation of base salary per year	$ 150,000						$ 150,000
Auto allowance	$ 600						$ 600
Granted options to acquire common stock		500,000					500,000
Option price (in dollar per share)		$ 0.10					$ 0.10
Deferred Compensation Arrangement with Individual, Maximum Contractual Term							3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							3 years